RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Jul. 31, 2020
Related Party Transaction [Line Items]
Convertible notes payable at fair value			$ 11,152,151
Debt conversion rate		8.00%
Conversion of debt price per share		$ 4.20
Principal amount			$ 8,781,957
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Principal amount	$ 99,000
Converted common stock	23,672
Warrants to purchase common stock	23,571
Warrants exercise price	$ 5.25
Steven Girgenti [Member]
Related Party Transaction [Line Items]
Principal amount	$ 150,000
Converted common stock	35,866
Warrants to purchase common stock	35,714
Warrants exercise price	$ 5.25
Related Party [Member]
Related Party Transaction [Line Items]
Notes payable to related parties				$ 100,000	$ 100,000	$ 3,100,000
Convertible Notes Payable [Member]
Related Party Transaction [Line Items]
Convertible notes payable at fair value				900,000	900,000	5,000,000.0
Notes payable to related parties				$ 100,000	$ 500,000	$ 2,700,000
Conversion of debt price per share				$ 6.62	$ 6.62	$ 6.62
Warrants to purchase common stock					79,795	478,446
Warrants exercise price					$ 5.25	$ 5.25